Average Annual Total Returns - Voya SmallCap Opportunities Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Russell 2000® Growth Index 1 Yr		Class ADV Russell 2000® Growth Index 5 Yrs		Class ADV Russell 2000® Growth Index 10 Yrs		Class ADV Russell 2000® Growth Index Since Inception	Class ADV Russell 2000® Index 1 Yr		Class ADV Russell 2000® Index 5 Yrs		Class ADV Russell 2000® Index 10 Yrs		Class ADV Russell 2000® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 2000® Growth Index 1 Yr		Class I Russell 2000® Growth Index 5 Yrs		Class I Russell 2000® Growth Index 10 Yrs		Class I Russell 2000® Growth Index Since Inception	Class I Russell 2000® Index 1 Yr		Class I Russell 2000® Index 5 Yrs		Class I Russell 2000® Index 10 Yrs		Class I Russell 2000® Index Since Inception	Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Russell 2000® Growth Index 1 Yr		Class R6 Russell 2000® Growth Index 5 Yrs		Class R6 Russell 2000® Growth Index 10 Yrs		Class R6 Russell 2000® Growth Index Since Inception	Class R6 Russell 2000® Index 1 Yr		Class R6 Russell 2000® Index 5 Yrs		Class R6 Russell 2000® Index 10 Yrs		Class R6 Russell 2000® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell 2000® Growth Index 1 Yr		Class S Russell 2000® Growth Index 5 Yrs		Class S Russell 2000® Growth Index 10 Yrs		Class S Russell 2000® Growth Index Since Inception	Class S Russell 2000® Index 1 Yr		Class S Russell 2000® Index 5 Yrs		Class S Russell 2000® Index 10 Yrs		Class S Russell 2000® Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 Russell 2000® Growth Index 1 Yr		Class S2 Russell 2000® Growth Index 5 Yrs		Class S2 Russell 2000® Growth Index 10 Yrs		Class S2 Russell 2000® Growth Index Since Inception	Class S2 Russell 2000® Index 1 Yr		Class S2 Russell 2000® Index 5 Yrs		Class S2 Russell 2000® Index 10 Yrs		Class S2 Russell 2000® Index Since Inception
Total	25.74%	11.90%	11.21%		Nov. 20, 2008	34.63%	[1]	16.36%	[1]	13.48%	[1]	[1]	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	26.35%	12.46%	11.77%		May 06, 2094	34.63%	[1]	16.36%	[1]	13.48%	[1]	[1]	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	26.35%	12.46%	11.77%		Nov. 24, 2015	34.63%	[1]	16.36%	[1]	13.48%	[1]	[1]	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	26.06%	12.18%	11.49%		May 03, 2001	34.63%	[1]	16.36%	[1]	13.48%	[1]	[1]	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	25.86%	12.01%	11.32%		Feb. 27, 2009	34.63%	[1]	16.36%	[1]	13.48%	[1]	[1]	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.